OPTIONS AND WARRANTS (Details) - USD ($)										1 Months Ended						3 Months Ended			12 Months Ended
	Mar. 31, 2015	Feb. 27, 2015	Feb. 10, 2015	Jan. 23, 2015	Jan. 31, 2014	Dec. 31, 2013	Jan. 13, 2013	Jan. 09, 2013	Oct. 19, 2012	Dec. 31, 2014	Oct. 31, 2014	Sep. 30, 2014	Aug. 31, 2014	Jul. 31, 2014	Apr. 30, 2014	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Feb. 28, 2014	Dec. 31, 2012	Jul. 31, 2012
OPTIONS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																215,000			3,478,498	1,692,050
Share Price (in Dollars per share)	$ 2.40									$ 2.09						$ 2.40			$ 2.09
Share-based Compensation Arrangement by Share-based Payment Award, Options, Weighted Average Forfeiture Rate																0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number										5,990,190									5,990,190
Class of Warrant or Rights, Granted																2,447,830			2,396,732	2,717,258
Class of Warrant or Right, Outstanding	7,561,820					2,717,258				5,113,990						7,561,820			5,113,990	2,717,258		0
Warrants at $1.84 [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 1.84									$ 1.84						$ 1.84			$ 1.84
Class of Warrant or Right, Outstanding	35,076									35,076						35,076			35,076
Warrants at $2.02 [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 2.02									$ 2.02						$ 2.02			$ 2.02
Class of Warrant or Right, Outstanding	30,755									30,755						30,755			30,755
Warrants at $3.75 [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 3.75									$ 3.75						$ 3.75			$ 3.75
Class of Warrant or Right, Outstanding	1,340,556									291,486						1,340,556			291,486
Warrants at $2.50 [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 2.50									$ 2.50						$ 2.50			$ 2.50
Class of Warrant or Right, Outstanding	1,603,600									204,840						1,603,600			204,840
2012 Equity Incentive Plan [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized									8,806,123
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award									However, the exercise price of an Incentive Stock Option should not be less than 110% of fair value of the common stock at the date of the grant for a 10% or more stockholder and 100% of fair value for a grantee who is not 10% stockholder.
Common Stock, Capital Shares Reserved for Future Issuance									1,250,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Weighted Average Forfeiture Rate																				0.00%
Maximum [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Share Price (in Dollars per share)	$ 2.24					$ 2.50										$ 2.24				$ 2.50
Maximum [Member] | 2012 Equity Incentive Plan [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period									10 years
Minimum [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Share Price (in Dollars per share)	1.99					2.21										1.99				$ 2.21
Series C Preferred Stock [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted								1,330,627										622,414	984,674	1,516,386
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)					$ 2.61	$ 2.61		$ 2.61		$ 1.50									$ 1.50	$ 2.61	$ 1.50
Warrants, Term of Warrants								5 years												5 years
Warrants, Fair Value of Warrants, Granted (in Dollars)																				$ 1,074,833
Class of Warrant or Right, Outstanding					2,138,800																3,721,518
Private Placement [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Share Price (in Dollars per share)	$ 2.40									$ 2.80						2.40			2.80
Class of Warrant or Rights, Granted					64,626	129,307	65,831			358,470		93,600	135,120		137,856
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)					$ 3.67	$ 3.67						$ 2.75	$ 2.75		$ 3.75					$ 3.67
Warrants, Term of Warrants					5 years	5 years	5 years					5 years	5 years		5 years
Warrants, Fair Value of Warrants, Granted (in Dollars)							$ 115,854
Private Placement [Member] | Warrants at $1.84 [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted							35,076
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)							$ 1.84
Private Placement [Member] | Warrants at $2.02 [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted							30,775
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)							$ 2.02
Private Placement [Member] | Warrants at $3.75 [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted	307,770	167,250	252,750	321,300						153,630
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 3.75	$ 3.75	$ 3.75	$ 3.75						$ 3.75						3.75			3.75
Warrant, Expriation Date	Mar. 31, 2020	Mar. 31, 2020	Mar. 31, 2020	Mar. 31, 2020						Mar. 31, 2020
Private Placement [Member] | Warrants at $2.50 [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted	410,360	223,000	337,000	428,400						204,840
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 2.50	$ 2.50	$ 2.50	$ 2.50						$ 2.50						$ 2.50			$ 2.50
Warrants, Term of Warrants										6 months
Warrant, Expriation Date	Jul. 31, 2015	Jul. 31, 2015	Jul. 31, 2015	Jul. 31, 2015
Directors and Key Consultants [Member] | 2012 Equity Incentive Plan [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																200,000
Stock Issued During Period, Shares, Share-based Compensation, Gross																			654,000
Stock Issued During Period, Shares, Issued for Services																370,000
Director [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted					12,246
Employee Stock Option [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares																			3,799,559	1,675,658
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	4,130,240									3,799,559						4,130,240			3,799,559
Employee Stock Option [Member] | 2012 Equity Incentive Plan [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																7 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																215,000				1,692,050
Share Price (in Dollars per share)										$ 2.80									$ 2.80
Share-based Compensation Arrangement by Share-based Payment Award, Options, Weighted Average Forfeiture Rate																			0.00%
Share-based Compensation Arrangement by Share-basd Payment Award, Options, Exercise Price (in Dollars per share)						$ 2.09														$ 2.09
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Fair Value (in Dollars)																			$ 4,193,425	$ 3,247,187
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options (in Dollars)	$ 1,970,428					$ 862,066										$ 1,970,428				$ 862,066
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value (in Dollars)																$ 798,789	$ 343,837
Employee Stock Option [Member] | Maximum [Member] | 2012 Equity Incentive Plan [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-basd Payment Award, Options, Exercise Price (in Dollars per share)	$ 2.50															$ 2.50
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period																				10 years
Employee Stock Option [Member] | Minimum [Member] | 2012 Equity Incentive Plan [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-basd Payment Award, Options, Exercise Price (in Dollars per share)	$ 2.00															$ 2.00
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period																				7 years
Employee Stock Option [Member] | Share-based Compensation Award, Tranche One [Member] | 2012 Equity Incentive Plan [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares																15,000				1,095,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights																vesting immediately
Employee Stock Option [Member] | Share-based Compensation Award, Tranche Two [Member] | 2012 Equity Incentive Plan [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																2 years				3 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares																200,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares						145,833														145,833
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights																50% for the first and second anniversary
Employee Stock Option [Member] | Share-based Compensation Award, Tranche Three [Member] | 2012 Equity Incentive Plan [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																				9 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares						30,000														30,000
Employee Stock Option [Member] | Share-based Compensation Award, Tranche Four [Member] | 2012 Equity Incentive Plan [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																				1 year
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares						283,300														283,300
Employee Stock Option [Member] | Share-based Compensation Award, Tranche Five [Member] | 2012 Equity Incentive Plan [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																				2 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares						137,917														137,917
Employee Stock Option [Member] | 2012 Equity Incentive Plan [Member] | 2012 Equity Incentive Plan [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options (in Dollars)										$ 3,778,589									$ 3,778,589
Employee Stock Option [Member] | Directors and Key Consultants [Member] | 2012 Equity Incentive Plan [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																			3,478,498
Employee Stock Option [Member] | Chief Executive Officer [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross														1,265,769
Share-based Compensation Arrangement by Share-basd Payment Award, Options, Exercise Price (in Dollars per share)														$ 2.21
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights														vesting quarterly
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Fair Value (in Dollars)														$ 2,383,443
Employee Stock Option [Member] | Chief Executive Officer [Member] | Share-based Compensation Award, Tranche One [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares														45,206
Employee Stock Option [Member] | Chief Executive Officer [Member] | Share-based Compensation Award, Tranche Two [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period														2 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares														497,267
Employee Stock Option [Member] | Employees and Key Consultants [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross											853,444	880,000
Share-based Compensation Arrangement by Share-basd Payment Award, Options, Exercise Price (in Dollars per share)											$ 2.50	$ 2.50
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Fair Value (in Dollars)											$ 1,339,151	$ 1,753,616
Employee Stock Option [Member] | Employees and Key Consultants [Member] | Share-based Compensation Award, Tranche One [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares											841,777	605,000
Employee Stock Option [Member] | Employees and Key Consultants [Member] | Share-based Compensation Award, Tranche Two [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period												1 year
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares											11,667
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights											based on future performance conditions
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number												125,000
Employee Stock Option [Member] | Employees and Key Consultants [Member] | Share-based Compensation Award, Tranche Three [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period												2 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number												150,000
Employee Stock Option [Member] | Director [Member]
OPTIONS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period												2 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross											163,444	479,285
Share-based Compensation Arrangement by Share-basd Payment Award, Options, Exercise Price (in Dollars per share)											$ 2.50	$ 2.50											$ 2.00
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period												7 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights												vesting quarterly
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Fair Value (in Dollars)												$ 981,798
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period												479,285
Stock Repurchased and Retired During Period, Shares											125,000